PARENT ONLY INFORMATION	12 Months Ended
Dec. 31, 2023
PARENT ONLY INFORMATION
PARENT ONLY INFORMATION

21. PARENT ONLY INFORMATION

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the intercompany transactions and balances were eliminated upon consolidation. For purpose of the Company’s standalone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s deficit in subsidiaries were reported as equity in losses of subsidiaries in the accompanying parent company financial statements.

Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to $nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this parent only information, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiary regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of LightInTheBox Holding Co., Ltd.

a.	Condensed Balance Sheets:

	December 31,
	2022	2023
ASSETS
Current assets
Cash and cash equivalents	$82	$772
Prepaid expenses and other current assets	186	156
Amounts due from subsidiaries	153,746	149,541
TOTAL ASSETS	$154,014	$150,469

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other current liabilities	$739	$667
Deficit of investment in subsidiaries	149,399	158,184
TOTAL LIABILITIES	$150,138	$158,851

EQUITY / (DEFICIT）
Ordinary shares	$17	$17
Additional paid-in capital	282,722	283,137
Treasury shares, at cost	(28,615)	(30,359)
Accumulated deficit	(249,224)	(259,321)
Accumulated other comprehensive income	(1,024)	(1,856)
TOTAL EQUITY / (DEFICIT）	3,876	(8,382)
TOTAL LIABILITIES AND EQUITY	$154,014	$150,469

b.	Condensed Statements of Operations and Comprehensive Loss:

	Years ended December 31
	2021	2022	2023
General and administrative	$3,050	$2,234	$1,222
Operating loss	(3,050)	(2,234)	(1,222)
Share of income / (loss) from subsidiaries and VIEs	16,179	(54,348)	(8,368)
Income / (loss) before income taxes	13,129	(56,582)	(9,590)
Income tax expense	—	—	—
Net income / (loss)	13,129	(56,582)	(9,590)
Other comprehensive income / (loss):
Foreign currency translation adjustment, net of nil income taxes	942	(3,761)	(832)
Total comprehensive income / (loss)	$14,071	$(60,343)	$(10,422)

(2)Condensed Statements of Cash Flows:

	Years ended December 31,
	2021	2022	2023
Net income / (loss)	$13,129	$(56,582)	$(9,590)
Share of (loss) / income from subsidiaries and VIEs	(16,179)	54,348	8,368
Prepaid expenses and other current assets	5	101	30
Accrued expenses and other current liabilities	(465)	(95)	(72)
Net cash used in operating activities	(3,510)	(2,228)	(1,264)
Changes in amounts due from subsidiaries and VIEs	3,230	2,244	4,205
Net cash provided by investing activities	3,230	2,244	4,205
Issuance of ordinary shares from treasury shares	268	—	45
Repurchase of ordinary shares	—	—	(2,296)
Net cash provided by / (used in) financing activities	268	—	(2,251)
Net (decrease) / increase in cash and cash equivalents	(12)	16	690
Cash and cash equivalents at beginning of the year	78	66	82
Cash and cash equivalents at end of the year	$66	$82	$772